LEASES (Tables)	6 Months Ended
Jun. 30, 2022
Lessee Disclosure [Abstract]
Schedule of Components of Lease Cost
	Period ended,
	June 30, 2022	June 30, 2021
Operating lease cost	$2,326	2,195
Short-term lease cost	712	883
Total lease cost	$3,038	3,078

Other information:
Cash paid for amounts included in the measurement of Lease liabilities:
Operating cash flows from operating leases	$2,337	2,215

Right-of-use assets obtained in exchange for new operating lease liabilities	$1,931	2,647

Weighted-average remaining lease term - operating leases	3.6 years	4.3 years

Weighted-average discount rate - operating leases	5.1%	5.0%

Schedule of Supplemental Balance Sheet Information Related to Leases
	June 30, 2022	December 31, 2021
Operating lease ROU assets	$10,270	10,938

Other current liabilities	$3,506	3,317
Operating lease liabilities	6,933	8,298
Total operating lease liabilities	$10,439	11,615

Schedule of Future Minimum Lease Payment
Year ending December 31,
2022 (excluding the six months ended June 30, 2022)	$2,114
2023	3,514
2024	2,924
2025	1,245
2026	871
Thereafter	865
Total future minimum lease payments	11,533
Less: imputed interest	1,094
Total	$10,439